Financial Instruments - Fair Value Measurements By Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2018
Assets
FVO Loan Investment (Note 20)	$ 121,131
Equity securities with readily determinable fair value	336,554		$ 165,936
Financial instruments measured on a recurring basis
Assets
FVO Loan Investment (Note 20)	121,131
Equity securities with readily determinable fair value	251,003	$ 93,262
Total	1,368,663	1,054,986
Liabilities
Guarantee liabilities	43,677	10,952
Financial instruments measured on a recurring basis | Money market funds
Assets
Cash and cash equivalents	18,951	86,823
Financial instruments measured on a recurring basis | Bank time deposits
Assets
Cash and cash equivalents	977,578	874,901
Financial instruments measured on a recurring basis | Quoted Prices in Active Market for Identical Assets (Level 1)
Assets
Equity securities with readily determinable fair value	251,003	93,262
Total	269,954	180,085
Financial instruments measured on a recurring basis | Quoted Prices in Active Market for Identical Assets (Level 1) | Money market funds
Assets
Cash and cash equivalents	18,951	86,823
Financial instruments measured on a recurring basis | Significant Other Observable Inputs (Level 2)
Assets
Total	977,578	874,901
Financial instruments measured on a recurring basis | Significant Other Observable Inputs (Level 2) | Bank time deposits
Assets
Cash and cash equivalents	977,578	874,901
Financial instruments measured on a recurring basis | Significant Unobservable Inputs (Level 3)
Assets
FVO Loan Investment (Note 20)	121,131
Total	121,131
Liabilities
Guarantee liabilities	$ 43,677	$ 10,952